Income taxes - Components of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Current:	$ 649	$ 584
Non-current:	99,977	103,486
Unrecognized deferred tax assets	100,626	104,070
Deferred revenues and other provisions
Deferred tax assets
Current:	649	584
Deferred revenues
Deferred tax assets
Non-current:	0	0
Operating losses carried forward
Deferred tax assets
Non-current:	81,731	82,421
SR&ED Pool
Deferred tax assets
Non-current:	9,148	9,167
Unused tax credits
Deferred tax assets
Non-current:	5,894	8,019
Employee future benefits
Deferred tax assets
Non-current:	2,048	2,296
Property, plant and equipment
Deferred tax assets
Non-current:	448	407
Share issuance expenses
Deferred tax assets
Non-current:	467	841
Other
Deferred tax assets
Non-current:	$ 241	$ 335